CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents		$ 52,011	$ 57,968	$ 41,461	$ 59,290
Restricted cash and cash equivalents		1,694	1,694
Investment in subsidiaries		0	0
Investments		77,347	70,696
Receivables		8,925	7,075
Prepaid and other assets		2,817	1,973
Deferred tax assets, net		43,110	44,425		55,475
Equipment and improvements, net		4,562	4,866		5,194
Intangible assets, net		5,393	6,857		15,074
Goodwill		76,000	76,000
Subtotal		271,859	271,554
Assets		1,728,079	1,747,203
LIABILITIES
Due to brokers		0	61
Distributions Payable		8,670	0
Accrued and other liabilities		12,451	18,397
Contingent Liabilities		8,142	8,338
Long-term debt		156,237	156,161
Subtotal		185,500	182,957
Liabilities		1,551,611	1,568,401
EQUITY
Common Stock, Value, Issued		25	25
Treasury Stock, Value		435	0
Additional paid-in capital		994,766	992,419
Retained earnings (deficit)		(825,656)	(821,491)
Stockholders' Equity Attributable to Parent		168,700	170,953
TOTAL EQUITY		176,468	178,802	$ 198,558	$ 521,902
TOTAL LIABILITIES AND EQUITY		1,728,079	1,747,203
Consolidated Entities
ASSETS
Restricted cash and cash equivalents		80,592	94,018
Due from brokers		24,293	25,910
Investments		1,346,963	1,351,403
Receivables		4,185	4,109
Prepaid and other assets		187	209
Assets	[1]	1,456,220	1,475,649
LIABILITIES
Due to brokers		49,350	71,603
Accrued and other liabilities		229	193
Interest payable		4,474	5,090
Long-term debt		1,312,058	1,308,558
Liabilities	[1]	1,366,111	1,385,444
Consolidated Funds
EQUITY
Noncontrolling interests in Consolidated Funds (Note 2)		$ 7,768	$ 7,849

[1]	The assets of the Consolidated Entities would not be available to the Company's general creditors, and as a result, the Company does not consider them its assets. Additionally, the investors in the debt and residual interests of the Consolidated Entities have no recourse to the Company's general assets. Therefore, this debt is not the Company's obligation.